Commitments and contingencies - Income tax declaration for 2014 (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	$ 10,337,000	S/ 38,381,000	$ 11,139,000	S/ 41,358,000
Judicial process related to contractor bonuses [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	1,265,000	4,695,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized							$ 4,476,000	S/ 16,618,000
Contingent liability	$ 2,828,000	S/ 10,500,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized					$ 168,000	S/ 624,000			$ 37,499,000	S/ 139,235,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized											$ 25,558,000	S/ 94,898,000